Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income

	Unrealized Currency Translation Adjustments	Pension and Other Long-term Employee Benefit Adjustments	Unrealized loss on securities	Unrealized Gain (Loss) on Derivatives	Accumulated Other Comprehensive Income
Predecessor Balance, December 31, 2012	$—	$(142.3)	$1.4	$—	$(140.9)
Current year deferrals to AOCI	—	0.7	0.2	—	0.9
Reclassifications from AOCI to Net income	—	—	—	—	—
Net Change	—	0.7	0.2	—	0.9
Predecessor Balance, January 31, 2013	$—	$(141.6)	$1.6	$—	$(140.0)

	Unrealized Currency Translation Adjustments	Pension and Other Long-term Employee Benefit Adjustments	Unrealized Loss on Securities	Unrealized Gain (Loss) on Derivatives	Accumulated Other Comprehensive Income
Successor Balance, December 31, 2012	$—	$—	$—	$—	$—
Current year deferrals to AOCI	24.3	7.5	(0.9)	7.5	38.4
Reclassifications from AOCI to Net income	—	—	—	(4.4)	(4.4)
Net Change	24.3	7.5	(0.9)	3.1	34.0
Successor Balance, December 31, 2013	$24.3	$7.5	$(0.9)	$3.1	$34.0

	Unrealized Currency Translation Adjustments	Pension and Other Long-term Employee Benefit Adjustments	Unrealized Gain (Loss) on Securities	Unrealized Gain (Losses) on Derivatives	Accumulated Other Comprehensive Income
Successor Balance, December 31, 2013	$24.3	$7.5	$(0.9)	$3.1	$34.0
Current year deferrals to AOCI	(96.4)	(29.7)	0.7	3.6	(121.8)
Reclassifications from AOCI to Net income	—	(9.0)	—	(6.5)	(15.5)
Net Change	(96.4)	(38.7)	0.7	(2.9)	(137.3)
Successor Balance, December 31, 2014	$(72.1)	$(31.2)	$(0.2)	$0.2	$(103.3)